Share capital, share premium and other capital reserves - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital, share premium and other capital reserves
Authorized	90,000,000	90,000,000	10,236,941
Issued and fully paid	26,289,087	25,775,538	9,352,941
Additional paid-in capital	$ 194,424	$ 192,270
Share premium			$ 41,088
Common share
Share capital, share premium and other capital reserves
Par value	$ 0.14	$ 0.14	$ 0.01
Authorized	45,000,000	45,000,000	447,525
Issued and fully paid	26,289,087	25,775,538	281,775
Additional paid-in capital	$ 194,424	$ 192,270
Series A Preference Shares
Share capital, share premium and other capital reserves
Par value			$ 0.01
Authorized			1,755,845
Issued and fully paid			1,037,595
Share premium			$ 722
Series B Preference Shares
Share capital, share premium and other capital reserves
Par value			$ 0.01
Authorized			3,899,766
Issued and fully paid			3,899,766
Share premium			$ 18,340
Series C Preference Shares
Share capital, share premium and other capital reserves
Par value			$ 0.01
Authorized			4,133,805
Issued and fully paid			4,133,805
Share premium			$ 22,026
Preference share
Share capital, share premium and other capital reserves
Par value	$ 0.14		$ 0.01
Authorized	45,000,000	45,000,000	9,789,416
Issued and fully paid			9,071,166
Share premium			$ 41,088